Leases - Schedule of Weighted-average Remaining Lease Term and Discount Rates (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Weighted-average remaining lease term (years), Operating leases	6 years 2 months 12 days	6 years 2 months 12 days
Weighted-average remaining lease term (years), Finance leases	4 years	1 year 6 months
Weighted-average discount rate, Operating leases	8.90%	8.50%
Weighted-average discount rate, Finance leases	8.70%	3.90%